CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions
Revenues	$ 20,712	$ 28,537	$ 33,879
Costs of revenues	10,636	17,391	13,827
Gross Profit	10,076	11,146	20,052
Operating expenses:
Total operating expenses	(55,083)	(50,767)	(45,132)
Loss from operations	(45,007)	(39,621)	(25,080)
Non-operating (expense) income:
Other non-operating income (expenses)	20	188	764
Income tax expense			81
Net loss	(48,058)	(39,258)	(26,259)
Parent Company
Condensed Income Statements, Captions
Revenues	18,718	28,537	33,879
Costs of revenues	(8,734)	(17,391)	(13,827)
Gross Profit	9,984	11,146	20,052
Operating expenses:
Intercompany expenses	(13,454)	(27,837)	(4,869)
Other operating expenses	(24,153)	(18,413)	(17,328)
Total operating expenses	(37,607)	(46,250)	(22,197)
Loss from operations	(27,623)	(35,104)	(2,145)
Non-operating (expense) income:
Share of loss of subsidiaries	(20,364)	(6,487)	(23,801)
Other non-operating income (expenses)	(71)	2,333	2,289
Loss before income tax expense	(48,058)	(39,258)	(23,657)
Net loss	$ (48,058)	$ (39,258)	$ (23,657)